UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 86.9%
Aerospace & Defense — 3.4%
General Dynamics Corp.	221,020	$40,022,301
Lockheed Martin Corp.	152,591	38,350,696
Safran SA (France)	439,036	29,760,979

		108,133,976

Air Freight & Logistics — 1.0%
bpost SA (Belgium)	1,277,396	30,901,113

Biotechnology — 0.7%
AbbVie, Inc.	346,179	21,154,999

Brewers — 0.9%
Molson Coors Brewing Co. (Class B Stock)	304,954	29,434,160

Communications Equipment — 3.0%
Cisco Systems, Inc.	3,163,848	97,193,411

Diversified Banks — 5.6%
Bank of America Corp.	3,261,772	73,846,518
JPMorgan Chase & Co.	1,251,405	105,906,405

		179,752,923

Diversified Chemicals — 0.5%
Dow Chemical Co. (The)	266,845	15,911,967

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(c)(f)	100,000	832,733

Electric Utilities — 1.3%
Alupar Investimento SA (Brazil)	400,022	2,344,707
Alupar Investimento SA (Brazil), 144A*	1,893,491	11,098,594
Exelon Corp.	829,457	29,760,917

		43,204,218

Fertilizers & Agricultural Chemicals — 1.5%
Agrium, Inc. (Canada)	227,355	23,416,036
FMC Corp.	402,658	24,223,906

		47,639,942

Household Products — 0.4%
Procter & Gamble Co. (The)	155,144	13,590,614

Industrial Conglomerates — 2.1%
General Electric Co.	1,272,491	37,792,983
Honeywell International, Inc.	256,134	30,305,775

		68,098,758

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	231,130	32,302,729

Integrated Oil & Gas — 5.5%
BP PLC (United Kingdom)(b)	262,790	9,455,184
Chevron Corp.	335,071	37,310,156
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	2,003,491	108,969,876
Suncor Energy, Inc. (Canada)	697,008	21,635,128

		177,370,344

Integrated Telecommunication Services — 2.3%
Frontier Communications Corp.*(b)	17,664,467	61,648,990
HKBN Ltd. (Hong Kong) 144A(c)	9,225,869	11,231,724

		72,880,714

Investment Banking & Brokerage — 2.6%
Goldman Sachs Group, Inc. (The)	358,419	82,192,645

It Consulting & Other Services — 3.5%
Computer Sciences Corp.	1,827,037	113,641,701

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	263,943	40,222,274

Mortgage REIT’s — 2.9%
MFA Financial, Inc.	5,118,239	40,382,906
Starwood Property Trust, Inc.	2,396,524	53,346,624

		93,729,530

Movies & Entertainment — 1.7%
Time Warner, Inc.	564,687	54,689,936

Oil & Gas Equipment & Services — 2.1%
Baker Hughes, Inc.	831,172	52,430,330
US Silica Holdings, Inc.	277,654	16,420,457

		68,850,787

Oil & Gas Storage & Transportation — 4.0%
Cheniere Energy Partners LP Holdings LLC	3,247,387	74,202,793
Kinder Morgan, Inc.	1,436,463	32,090,583
Pembina Pipeline Corp. (Canada)	734,808	22,786,396

		129,079,772

Oil, Gas & Consumable Fuels — 2.0%
Targa Resources Corp. 144A	437,550	25,211,631
Williams Cos, Inc. (The)	1,359,830	39,217,497

		64,429,128

Packaged Foods & Meats — 4.6%
Conagra Brands, Inc.	1,081,471	42,274,701
Kraft Heinz Co. (The)	793,750	70,873,938
Pilgrim’s Pride Corp.*	1,791,316	34,285,788

		147,434,427

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	459,255	22,576,976
Eli Lilly & Co.	641,493	49,414,206
Pfizer, Inc.	2,340,990	74,279,612

		146,270,794

Regional Banks — 3.6%
BB&T Corp.	1,540,434	71,152,646
PNC Financial Services Group, Inc. (The)	370,680	44,652,113

		115,804,759

Renewable Electricity — 1.7%
Atlantica Yield PLC (Spain)(b)	2,597,984	55,596,858

Restaurants — 4.4%
Dunkin’ Brands Group, Inc.(b)	657,003	34,078,746
McDonald’s Corp.	711,587	87,219,218
Starbucks Corp.	392,500	21,673,850

		142,971,814

Road & Rail — 3.7%
CSX Corp.	674,472	31,288,756
Ryder System, Inc.	370,638	28,761,509
Union Pacific Corp.	555,756	59,232,474

		119,282,739

Semiconductors & Semiconductor Equipment — 1.0%
QUALCOMM, Inc.	292,811	15,644,892
Texas Instruments, Inc.	233,749	17,657,399

		33,302,291

Software — 3.6%
Microsoft Corp.	1,771,200	114,508,080

Specialized REITs — 3.1%
CyrusOne, Inc.	1,585,094	76,338,127
QTS Realty Trust, Inc. (Class A Stock)	461,273	23,243,547

		99,581,674

Specialty Retail — 1.8%
Home Depot, Inc. (The)	300,893	41,396,859
TJX Cos., Inc. (The)	215,144	16,118,588

		57,515,447

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	591,394	71,765,662

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	1,250,959	46,723,319

Tobacco — 1.3%
Altria Group, Inc.	589,264	41,943,812

Transportation Infrastructure — 0.5%
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,939,191	16,077,338

TOTAL COMMON STOCKS (cost $2,392,107,071)		2,794,017,388

PREFERRED STOCKS — 9.1%
Diversified Telecommunication Services — 1.7%
Frontier Communications Corp. Series ASeries ASeries ASeries A, CVT, 11.125%	752,896	55,044,227

Electric Utilities — 0.7%
NextEra Energy, Inc., CVT, 6.123%	465,528	23,308,987

Electronic Equipment, Instruments & Components — 0.9%
Belden, Inc. Series BSeries B, CVT, 6.75%	262,537	28,107,211

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp. Series B, CVT, 5.50%	347,486	35,037,013

Internet Software & Services — 2.1%
Mandatory Exchangeable Trust (China), CVT, 5.75%, 144A(c)	537,559	66,356,283

Oil, Gas & Consumable Fuels — 1.1%
Hess Corp., CVT, 8.00%	551,818	35,586,743

Pharmaceuticals — 1.5%
Allergan PLC (Ireland) Series A, CVT, 5.50%			61,267	48,492,218

TOTAL PREFERRED STOCKS (cost $285,691,363)				291,932,682

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 2.2%
Banks
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes, Reference Entity Bristol-Myers 144A^(c)	8.340%	02/21/17	77,109	38,199,799
Wells Fargo Bank NA, Sr. Unsec’d. Notes, Reference Entity Targa Resources Corp. 144A^(c)	8.030%	07/21/17	53,783	31,382,380

TOTAL CONVERTIBLE BONDS (cost $76,433,363)				69,582,179

TOTAL LONG-TERM INVESTMENTS (cost $2,754,231,797)				3,155,532,249

SHORT-TERM INVESTMENTS — 2.2%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(d)			31,276,309	31,276,309
Prudential Investment Portfolios 2 — Prudential Institutional Money Market (cost $39,879,190; includes $39,879,190 of cash collateral for securities on loan)(d)(e)			39,958,143	39,966,135

TOTAL SHORT-TERM INVESTMENTS (cost $71,242,366)				71,242,444

TOTAL INVESTMENTS — 100.4% (cost $2,825,474,163)(g)				3,226,774,693
Liabilities in excess of other assets — (0.4)%				(12,102,523)

NET ASSETS — 100.0%				$3,214,672,170

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $70,414,912 and 2.2% of net assets.
*	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,814,175; cash collateral of $39,879,190 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $159,101,513, is approximately 4.9% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(e)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate cost of the restricted security is $2,000,000. The aggregate value, $832,733, is approximately 0.0% of net assets.

(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,843,139,043

Appreciation	474,171,925
Depreciation	(90,536,275)

Net Unrealized Appreciation	$383,635,650

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$78,372,997	$29,760,979	$—
Air Freight & Logistics	—	30,901,113	—
Biotechnology	21,154,999	—	—
Brewers	29,434,160	—	—
Communications Equipment	97,193,411	—	—
Diversified Banks	179,752,923	—	—
Diversified Chemicals	15,911,967	—	—
Diversified Financial Services	—	—	832,733
Electric Utilities	32,105,624	11,098,594	—
Fertilizers & Agricultural Chemicals	47,639,942	—	—
Household Products	13,590,614	—	—
Industrial Conglomerates	68,098,758	—	—
Industrial Gases	32,302,729	—	—
Integrated Oil & Gas	177,370,344	—	—
Integrated Telecommunication Services	61,648,990	11,231,724	—
Investment Banking & Brokerage	82,192,645	—	—
It Consulting & Other Services	113,641,701	—	—
Life Sciences Tools & Services	40,222,274	—	—
Mortgage REIT’s	93,729,530	—	—
Movies & Entertainment	54,689,936	—	—
Oil & Gas Equipment & Services	68,850,787	—	—
Oil & Gas Storage & Transportation	129,079,772	—	—
Oil, Gas & Consumable Fuels	64,429,128	—	—
Packaged Foods & Meats	147,434,427	—	—
Pharmaceuticals	146,270,794	—	—
Regional Banks	115,804,759	—	—
Renewable Electricity	55,596,858	—	—
Restaurants	142,971,814	—	—
Road & Rail	119,282,739	—	—
Semiconductors & Semiconductor Equipment	33,302,291	—	—
Software	114,508,080	—	—
Specialized REITs	99,581,674	—	—
Specialty Retail	57,515,447	—	—
Technology Hardware, Storage & Peripherals	71,765,662	—	—
Textiles, Apparel & Luxury Goods	46,723,319	—	—
Tobacco	41,943,812	—	—
Transportation Infrastructure	16,077,338	—	—
Preferred Stocks
Diversified Telecommunication Services	55,044,227	—	—
Electric Utilities	23,308,987	—	—

Electronic Equipment, Instruments & Components	28,107,211	—	—
Equity Real Estate Investment Trusts (REITs)	35,037,013	—	—
Internet Software & Services	66,356,283	—	—
Oil, Gas & Consumable Fuels	35,586,743	—	—
Pharmaceuticals	48,492,218	—	—
Convertible Bonds	—	—	69,582,179
Affiliated Mutual Funds	71,242,444	—	—

Total	$3,073,367,371	$82,992,410	$70,414,912

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond
Balance as of 10/31/16	$1,093,011	$80,387,501
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(260,278)	3,209,593
Purchases/Exchanges/Issuances	—	32,226,774
Sales/Paydowns	—	(46,241,689)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 1/31/17	$832,733	$69,582,179

*	Of which, ($3,026,131) was related to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

	Fair Value January 31, 2017	Valuation Methodology	Unobservable Input
Common Stock	$832,733	Mark-to-Market (Index)	Discretionary Adjustment Rate
Convertible Bond	69,582,179	Market Approach	Single Broker Indicative Quote

	$70,414,912

Prudential QMA Mid-Cap Value Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 98.9%
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	8,400	$1,629,264
Spirit AeroSystems Holdings, Inc. (Class A Stock)	124,900	7,500,245

		9,129,509

Airlines — 4.3%
Alaska Air Group, Inc.	34,000	3,189,880
American Airlines Group, Inc.	263,400	11,655,450
JetBlue Airways Corp.*	370,300	7,261,583
Spirit Airlines, Inc.*	49,500	2,674,980
United Continental Holdings, Inc.*	171,600	12,092,652

		36,874,545

Auto Components — 1.2%
BorgWarner, Inc.	36,300	1,482,129
Delphi Automotive PLC	3,600	252,216
Goodyear Tire & Rubber Co. (The)	26,700	864,813
Lear Corp.	53,300	7,573,397

		10,172,555

Banks — 7.8%
BankUnited, Inc.	38,900	1,485,980
CIT Group, Inc.	69,600	2,866,824
East West Bancorp, Inc.	162,700	8,369,288
Fifth Third Bancorp	453,100	11,825,910
Huntington Bancshares, Inc.	260,600	3,525,918
KeyCorp	626,900	11,265,393
Regions Financial Corp.	806,800	11,625,988
SunTrust Banks, Inc.	251,300	14,278,866
TCF Financial Corp.	100,700	1,747,145

		66,991,312

Biotechnology — 0.4%
United Therapeutics Corp.*	23,100	3,779,853

Building Products — 1.5%
Johnson Controls International PLC	10,800	474,984
Owens Corning	142,100	7,851,025
USG Corp.*(a)	148,400	4,539,556

		12,865,565

Capital Markets — 1.6%
Ameriprise Financial, Inc.	55,900	6,275,893
Invesco Ltd.	98,300	2,842,836
Lazard Ltd. (Class A Stock), MLP(a)	114,900	4,880,952

		13,999,681

Chemicals — 3.5%
Ashland Global Holdings, Inc.	19,100	2,273,473
Cabot Corp.	82,400	4,562,488
Celanese Corp. (Class A Stock)	110,200	9,300,880
Eastman Chemical Co.	119,400	9,253,500
Westlake Chemical Corp.	78,200	4,841,362

		30,231,703

Communications Equipment — 0.2%
EchoStar Corp. (Class A Stock)*	31,800	1,619,574

Construction & Engineering — 1.1%
AECOM*	181,700	6,710,181
Chicago Bridge & Iron Co. NV(a)	91,100	3,025,431

		9,735,612

Consumer Finance — 3.1%
Ally Financial, Inc.	345,800	7,303,296
Navient Corp.	388,500	5,843,040
Synchrony Financial	367,200	13,153,104

		26,299,440

Containers & Packaging — 2.0%
Berry Plastics Group, Inc.*	17,500	893,025
Crown Holdings, Inc.*	19,300	1,045,481
Graphic Packaging Holding Co.	47,000	587,970
International Paper Co.(a)	172,800	9,780,480
Owens-Illinois, Inc.*	102,400	1,935,360
WestRock Co.	60,058	3,204,695

		17,447,011

Diversified Financial Services — 1.1%
Voya Financial, Inc.	225,800	9,081,676

Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.(a)	222,000	5,740,920

Electric Utilities — 3.5%
Edison International	28,000	2,040,640
Entergy Corp.	23,200	1,662,048
FirstEnergy Corp.	250,800	7,604,256
Great Plains Energy, Inc.	237,800	6,551,390
PPL Corp.	312,400	10,884,016
Xcel Energy, Inc.	37,100	1,532,972

		30,275,322

Electrical Equipment — 0.6%
Regal Beloit Corp.	73,300	5,321,580

Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.*	86,900	6,388,888
Jabil Circuit, Inc.	353,000	8,464,940

		14,853,828

Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	34,600	2,182,568
Diamond Offshore Drilling, Inc.*(a)	221,400	3,626,532
Dril-Quip, Inc.*	20,100	1,250,220
Ensco PLC (Class A Stock)	437,400	4,776,408
Noble Corp. PLC*(a)	263,192	1,776,546
Rowan Cos. PLC (Class A Stock)*	194,200	3,480,064
Transocean Ltd.*(a)	317,300	4,432,681

		21,525,019

Equity Real Estate Investment Trusts (REITs) — 8.5%
Apple Hospitality REIT, Inc.	301,100	6,028,022
Brandywine Realty Trust	268,900	4,329,290
Care Capital Properties, Inc.	274,000	6,770,540
Columbia Property Trust, Inc.	77,104	1,715,564
Communications Sales & Leasing, Inc.	99,000	2,601,720
HCP, Inc.	333,300	10,105,656
Hospitality Properties Trust	250,800	7,807,404

Host Hotels & Resorts, Inc.	499,000	9,016,930
Omega Healthcare Investors, Inc.	243,400	7,805,838
Senior Housing Properties Trust	411,600	7,840,980
VEREIT, Inc.	1,001,900	8,546,207

		72,568,151

Food Products — 0.3%
Tyson Foods, Inc. (Class A Stock)	37,800	2,373,462

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	11,500	1,003,720
Brookdale Senior Living, Inc.*	279,200	4,179,624
DaVita, Inc.*	81,800	5,214,750
Envision Healthcare Corp.*	33,200	2,257,600
LifePoint Health, Inc.*	86,100	5,110,035
Universal Health Services, Inc. (Class B Stock)	49,700	5,597,711

		23,363,440

Hotels, Restaurants & Leisure — 3.4%
Extended Stay America, Inc.	323,300	5,240,693
International Game Technology PLC	130,000	3,433,300
Norwegian Cruise Line Holdings Ltd.*	172,300	8,098,100
Royal Caribbean Cruises Ltd.	116,200	10,879,806
Wyndham Worldwide Corp.	15,700	1,241,242

		28,893,141

Household Durables — 1.5%
Harman International Industries, Inc.	19,800	2,200,968
Lennar Corp. (Class A Stock)	165,500	7,389,575
Tupperware Brands Corp.	4,300	259,548
Whirlpool Corp.	16,500	2,885,685

		12,735,776

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.	611,900	7,000,136

Insurance — 11.9%
American Financial Group, Inc.	90,400	7,789,768
Aspen Insurance Holdings Ltd. (Bermuda)	103,200	5,820,480
Assured Guaranty Ltd.	21,500	836,565
Axis Capital Holdings Ltd.	107,200	6,861,872
Everest Re Group Ltd.	30,300	6,663,879
First American Financial Corp.	57,900	2,175,882
FNF Group(a)	47,800	1,690,208
Hanover Insurance Group, Inc. (The)	69,800	5,859,012
Hartford Financial Services Group, Inc. (The)	228,700	11,139,977
Lincoln National Corp.	151,800	10,248,018
Loews Corp.	217,836	10,146,801
Old Republic International Corp.	148,600	3,090,880
Principal Financial Group, Inc.	182,800	10,436,052
Reinsurance Group of America, Inc.	35,400	4,441,638
RenaissanceRe Holdings Ltd. (Bermuda)	13,000	1,772,160
Unum Group	173,100	7,863,933
Validus Holdings Ltd.	90,900	5,181,300

		102,018,425

Internet & Direct Marketing Retail — 0.2%
Liberty Interactive Corp. QVC Group (Class A Stock)*	84,500	1,620,710

IT Services — 0.2%
Conduent, Inc.*	91,280	1,365,549

Machinery — 2.3%
Allison Transmission Holdings, Inc.	223,400	7,814,532
Cummins, Inc.	40,700	5,983,307
PACCAR, Inc.	81,329	5,474,255
Trinity Industries, Inc.	7,200	198,288

		19,470,382

Media — 1.8%
Discovery Communications, Inc. (Class A Stock)*(a)	156,100	4,425,435
Discovery Communications, Inc. (Class C Stock)*	123,100	3,411,101
Regal Entertainment Group (Class A Stock)	14,100	319,506
Scripps Networks Interactive, Inc. (Class A Stock)	46,100	3,510,976
TEGNA, Inc.	181,000	4,146,710

		15,813,728

Metals & Mining — 1.0%
Reliance Steel & Aluminum Co.	103,000	8,203,950

Mortgage Real Estate Investment Trusts (REITs) — 3.9%
AGNC Investment Corp.	413,600	7,721,912
Annaly Capital Management, Inc.	758,700	7,753,914
Chimera Investment Corp.	403,800	7,118,994
MFA Financial, Inc.	333,300	2,629,737
Starwood Property Trust, Inc.	148,500	3,305,610
Two Harbors Investment Corp.	525,800	4,611,266

		33,141,433

Multi-Utilities — 3.1%
DTE Energy Co.	107,000	10,554,480
Public Service Enterprise Group, Inc.	275,300	12,182,025
SCANA Corp.	50,700	3,483,090

		26,219,595

Multiline Retail — 1.8%
Dillard’s, Inc. (Class A Stock)(a)	33,900	1,913,316
Kohl’s Corp.	103,100	4,106,473
Macy’s, Inc.	167,200	4,939,088
Nordstrom, Inc.(a)	110,200	4,873,044

		15,831,921

Oil, Gas & Consumable Fuels — 5.7%
Antero Resources Corp.*	196,700	4,801,447
Concho Resources, Inc.*	3,400	474,096
Devon Energy Corp.	208,100	9,476,874
Marathon Petroleum Corp.	213,900	10,277,895
Newfield Exploration Co.*	138,100	5,535,048
Noble Energy, Inc.	38,100	1,514,856
QEP Resources, Inc.*	293,000	5,109,920
Rice Energy, Inc.*	111,700	2,215,011
SM Energy Co.	64,400	1,964,844
Tesoro Corp.	81,000	6,548,850
World Fuel Services Corp.	24,800	1,103,104

		49,021,945

Paper & Forest Products — 0.5%
Domtar Corp.	102,200	4,465,118

Pharmaceuticals — 0.1%
Mallinckrodt PLC*	26,200	1,276,726

Professional Services — 0.9%
ManpowerGroup, Inc.	79,400	7,579,524

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	12,200	1,256,966

Road & Rail — 0.6%
AMERCO	8,300	3,126,361
Hertz Global Holdings, Inc.*	108,100	2,266,857

		5,393,218

Specialty Retail — 4.8%
AutoNation, Inc.*	47,800	2,539,136
Bed Bath & Beyond, Inc.	41,000	1,654,350
Best Buy Co., Inc.(a)	212,800	9,473,856
Dick’s Sporting Goods, Inc.	86,700	4,473,720
GameStop Corp. (Class A Stock)(a)	135,000	3,306,150
Gap, Inc. (The)	150,800	3,472,924
L Brands, Inc.	12,700	764,667
Michaels Cos., Inc. (The)*	22,600	444,542
Penske Automotive Group, Inc.(a)	130,100	7,072,236
Sally Beauty Holdings, Inc.*	74,800	1,780,240
Staples, Inc.	620,000	5,704,000
Urban Outfitters, Inc.*	32,200	854,588

		41,540,409

Technology Hardware, Storage & Peripherals — 1.1%
NCR Corp.*	155,000	6,668,100
Xerox Corp.	456,400	3,162,852

		9,830,952

Textiles, Apparel & Luxury Goods — 1.6%
PVH Corp.	88,200	8,274,042
Ralph Lauren Corp.	30,800	2,723,644
Skechers U.S.A., Inc. (Class A Stock)*	114,200	2,868,704

		13,866,390

Thrifts & Mortgage Finance — 0.8%
New York Community Bancorp, Inc.	439,310	6,673,119

Trading Companies & Distributors — 1.4%
Air Lease Corp.(a)	153,000	5,566,140
United Rentals, Inc.*	48,800	6,173,688

		11,739,828

TOTAL COMMON STOCKS (cost $769,228,413)		849,208,699

EXCHANGE TRADED FUND — 0.2%
iShares Russell Mid-Cap Value ETF (cost $1,274,826)	15,700	1,283,632

TOTAL LONG-TERM INVESTMENTS (cost $770,503,239)		850,492,331

SHORT-TERM INVESTMENTS — 6.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	9,257,034	9,257,034
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $44,303,117; includes $44,274,698 of cash collateral for securities on loan)(b)(c)	44,299,032	44,307,891

TOTAL SHORT-TERM INVESTMENTS (cost $53,560,151)		53,564,925

TOTAL INVESTMENTS — 105.3% (cost $824,063,390)(d)		904,057,256
Liabilities in excess of other assets — (5.3)%		(45,686,253)

NET ASSETS — 100.0%		$858,371,003

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,566,174; cash collateral of $44,274,698 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$827,085,435

Appreciation	98,300,094
Depreciation	(21,328,273)

Net Unrealized Appreciation	$76,971,821

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,129,509	$—	$—
Airlines	36,874,545	—	—
Auto Components	10,172,555	—	—
Banks	66,991,312	—	—
Biotechnology	3,779,853	—	—
Building Products	12,865,565	—	—
Capital Markets	13,999,681	—	—
Chemicals	30,231,703	—	—

Communications Equipment	$1,619,574	$—	$—
Construction & Engineering	9,735,612	—	—
Consumer Finance	26,299,440	—	—
Containers & Packaging	17,447,011	—	—
Diversified Financial Services	9,081,676	—	—
Diversified Telecommunication Services	5,740,920	—	—
Electric Utilities	30,275,322	—	—
Electrical Equipment	5,321,580	—	—
Electronic Equipment, Instruments & Components	14,853,828	—	—
Energy Equipment & Services	21,525,019	—	—
Equity Real Estate Investment Trusts (REITs)	72,568,151	—	—
Food Products	2,373,462	—	—
Health Care Providers & Services	23,363,440	—	—
Hotels, Restaurants & Leisure	28,893,141	—	—
Household Durables	12,735,776	—	—
Independent Power & Renewable Electricity Producers	7,000,136	—	—
Insurance	102,018,425	—	—
Internet & Direct Marketing Retail	1,620,710	—	—
IT Services	1,365,549	—	—
Machinery	19,470,382	—	—
Media	15,813,728	—	—
Metals & Mining	8,203,950	—	—
Mortgage Real Estate Investment Trusts (REITs)	33,141,433	—	—
Multi-Utilities	26,219,595	—	—
Multiline Retail	15,831,921	—	—
Oil, Gas & Consumable Fuels	49,021,945	—	—
Paper & Forest Products	4,465,118	—	—
Pharmaceuticals	1,276,726	—	—
Professional Services	7,579,524	—	—
Real Estate Management & Development	1,256,966	—	—
Road & Rail	5,393,218	—	—
Specialty Retail	41,540,409	—	—
Technology Hardware, Storage & Peripherals	9,830,952	—	—
Textiles, Apparel & Luxury Goods	13,866,390	—	—
Thrifts & Mortgage Finance	6,673,119	—	—
Trading Companies & Distributors	11,739,828	—	—
Exchange Traded Fund	1,283,632	—	—
Affiliated Mutual Funds	53,564,925	—	—

Total	$904,057,256	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Funds may hold up to 15% of their net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 22, 2017

*	Print the name and title of each signing officer under his or her signature.